Derivative Financial Instruments - Summary of Pre-Tax Effects of the Company's Derivative Instruments on its Unaudited Condensed Consolidated Statements of Operations (Details) - USD ($)
$ in Thousands
	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Gains (losses) recognized on derivatives not designated as hedging instruments	$ (42)	$ (91)	$ (256)	$ (81)
Total amounts reclassified	$ (64)	$ 87	(222)	(108)
Foreign Currency Hedges [Member]
Total amounts reclassified			(222)	(108)
Foreign Currency Hedges [Member] | Cost of Revenue [Member]
Gains (losses) recognized on derivatives not designated as hedging instruments			(98)	13
Total amounts reclassified			(101)	(45)
Foreign Currency Hedges [Member] | General and Administrative [Member]
Total amounts reclassified			(121)	(63)
Other comprehensive income (loss) [Member] | Foreign Currency Hedges [Member]
Gains (losses) recognized on derivatives not designated as hedging instruments			$ (334)	$ 24